Leases - Summary of lessee, operating leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Operating lease costs:	$ 1,168
Amortization of ROU asset	14
Interest expense	1
Short-term lease costs	109
Variable lease costs	$ 205